Fair Value Measurements - Schedule of Short-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	$ 28,882	$ 0
Gross Unrealized Gains	229
Gross Unrealized Losses	(143)
Fair Value	28,968	$ 0
Government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	28,882
Gross Unrealized Gains	229
Gross Unrealized Losses	(143)
Fair Value	$ 28,968